Operating Real Estate (Details 3) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014 property	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 08, 2014 NNN Holdings Subsequent events bed facility	May 09, 2014 NNN Holdings Subsequent events bed
Operating Real Estate
Payments to acquire real estate						$ 1,100,000,000	$ 1,100,000,000
Number of beds in real estate properties acquired (beds)						8,500	8,500
Number of Senior Housing Facilities Acquired						43
Number of Skilled Nursing Facilities Acquired						37
Number of Healthcare Properties Held for Sale	5
Revenue
Rental and escalation income	0	960,000	3,736,000	7,202,000	9,057,000
Other revenue	0	92,000	92,000	0	219,000
Total revenue	0	1,052,000	3,828,000	7,202,000	9,276,000
Expenses
Other interest expense	0	470,000	1,893,000	1,934,000	4,129,000
Real estate properties—operating expenses	350,000	0	34,000	1,580,000	1,296,000
Other expenses	34,000	53,000
Depreciation and amortization	0	369,000	1,370,000	1,708,000	2,135,000
Total expenses	384,000	892,000	12,184,000	7,330,000	9,145,000
Income (loss) from discontinued operations	$ (384,000)	$ 160,000	$ (8,356,000)	$ (128,000)	$ 131,000